OTHER ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets
Prepaid manufacturing costs	$ 899,000
Prepaid consulting expense	1,081,519	953,655	71,689	0
Prepaid guaranty costs			8,826	0
Prepaid expense	$ 1,980,519	$ 953,655	$ 80,515	$ 0